Supplementary Information to the Consolidated Statements of Loss	12 Months Ended
Mar. 31, 2019
Supplementary Information To Consolidated Statements Of Loss
Supplementary Information to the Consolidated Statements of Loss

12.	SUPPLEMENTARY INFORMATION TO THE CONSOLIDATED STATEMENTS OF LOSS

(a)	Employees’ salaries and benefits

The employees’ salaries and benefits included in exploration and evaluation expenses and administration expenses are as follows:

Employees’ salaries and benefits	For the years ended March 31,
(rounded to the nearest thousand CAD)	2019	2018	2017
Salaries and benefits included in the following:
Exploration and evaluation expenses	$1,268,000	$1,094,000	$676,000
Administration expense [1]	571,000	629,000	478,000
Total	$1,839,000	$1,723,000	$1,154,000

1	This amount includes salaries and benefits included in office and administration expenses (note 12(b)) as well as other salaries and benefits expenses classified as administration expenses.

(b)	Office and administration expenses

Office and administration expenses include the following:

Office and administration expenses	For the years ended March 31,
(rounded to the nearest thousand CAD)	2019	2018	2017
Salaries and benefits	$501,000	$470,000	$445,000
Insurance	74,000	111,000	79,000
Data processing and retention	60,000	61,000	61,000
Other office expenses	22,000	17,000	10,000
Total	$657,000	$659,000	$595,000